Note 6 - Intangible Assets - Intangible Assets and Goodwill (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill	$ 1,674,281	$ 1,674,281	$ 1,674,281
Customer relationships, net		2,902,490
FCC licenses	750,000	750,000	1,284,555
Intangible assets, net	3,234,606	3,652,490	1,273,030
Customer Relationships [Member]
Customer relationships	11,856,126	11,856,126
Less: accumulated amortization	11,823,436	11,725,369	11,333,096
Customer relationships, net	32,690	130,757	523,030
Backhaul Agreement [Member]
Backhaul agreement	3,837,783	3,837,783
Less: accumulated amortization	1,385,867	1,066,050
Customer relationships, net	$ 2,451,916	$ 2,771,733